Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Capital Stock

On December 16, 2015, the Company converted from an LLC to a C Corporation at which time the Company effected a 1 for 10 reverse stock split. All references to preferred stock and common stock authorized take into account the 1 for 10 reverse stock split. In March 2017, the Company’s Series A Preferred Stock and Series Z Preferred Stock converted to common stock at a conversion rate of 1.2 for 1 and 1 for 1, respectively, along with a simultaneous common stock split of 70 for 1 and the elimination all shares of Series A Preferred Stock and Series Z Preferred Stock (collectively, the “Conversion”). 100,000 shares of Series Z Preferred Stock were converted into 7,000,000 shares of common stock and 15,894 shares of Series A Preferred Stock were converted into 1,335,079 shares of common stock. All references to common stock authorized, issued and outstanding and common stock options take into account the 70 for 1 stock split.

Holders of the common stock are entitled to receive such dividends as may be declared by the Board of Directors out of funds legally available therefor. Upon dissolution and liquidation of the Company, holders of the common stock are entitled to a ratable share of the net assets of the Company remaining after payments to creditors of the Company. The holders of shares of common stock are entitled to one vote per share for the election of directors and on all other matters submitted to a vote of stockholders.

The Company’s amended and restated certificate of incorporation authorizes the Company to issue 40,000,000 shares of common stock with a par value of $0.001 per share.

Contribution to Capital

In August 2017, the Company’s then largest stockholder, Tactic Pharma, LLC (“Tactic Pharma”), surrendered 2,888,727 shares of common stock back to the Company as a contribution to the capital of the Company. This resulted at that time in reducing Tactic Pharma’s ownership in Monopar from 79.5% to 69.9%.

Sales of Common Stock

Pursuant to an active private placement memorandum, during the period from July 1, 2017 through September 30, 2017, Monopar sold 448,834 shares of common stock at $6 per share for proceeds of approximately $2.7 million. This financing closed on September 30, 2017.

Issuance of Common Stock

In August 2017, the Company issued 3,055,394 shares of its common stock in exchange for cash and intellectual property related to camsirubicin (MNPR-201).

As of September 30, 2019, the Company had 9,291,421 shares of common stock issued and outstanding. The Company no longer has any shares of preferred stock authorized or outstanding.

In April 2016, the Company adopted the 2016 Stock Incentive Plan and the Company’s Board of Directors reserved 700,000 shares of common stock for issuances under the plan (as adjusted subsequent to the Conversion). In October 2017, the Company’s Board of Directors voted to increase the stock-based award pool to 1,600,000 shares of common stock, which subsequently was approved by the Company’s stockholders.

On December 16, 2015, the Company converted from an LLC to a C Corporation at which time the Company effected a 1 for 10 reverse stock split. All references to preferred stock authorized, issued and outstanding and common stock authorized take into account the 1 for 10 reverse stock split. In March 2017, the Company’s Series A Preferred Stock and Series Z Preferred Stock converted to common stock at a conversion rate of 1.2 for 1 and 1 for 1, respectively, along with a simultaneous common stock split of 70 for 1 and the elimination all shares of Series A Preferred Stock and Series Z Preferred Stock (collectively, the “Conversion”). 100,000 shares of Series Z Preferred Stock were converted into 7,000,000 shares of common stock and 15,894 shares of Series A Preferred Stock were converted into 1,335,079 shares of common stock. All references to common stock authorized, issued and outstanding and common stock options take into account the 70 for 1 stock split.

Holders of the common stock are entitled to receive such dividends as may be declared by the Board of Directors out of funds legally available therefor. Upon dissolution and liquidation of the Company, holders of the common stock are entitled to a ratable share of the net assets of the Company remaining after payments to creditors of the Company. The holders of shares of common stock are entitled to one vote per share for the election of directors and on all other matters submitted to a vote of stockholders.

The Company’s amended and restated certificate of incorporation authorizes the Company to issue 40,000,000 shares of common stock with a par value of $0.001 per share.

As of December 31, 2018, the Company had 9,291,421 shares of common stock issued and outstanding. The Company no longer has any shares of preferred stock authorized or outstanding.

In April 2016, the Company adopted the 2016 Stock Incentive Plan and the Company’s Board of Directors reserved 700,000 shares of common stock for issuances under the plan (as adjusted subsequent to the Conversion). In October 2017, the Company’s Board of Directors increased the stock option pool to 1,600,000 shares of common stock.

Contribution to Capital

In August 2017, the Company’s largest stockholder, Tactic Pharma, LLC (“Tactic Pharma”), surrendered 2,888,727 shares of common stock back to the Company as a contribution to the capital of the Company. This resulted at that time in reducing Tactic Pharma’s ownership in Monopar from 79.5% to 69.9%.

Sales of Common Stock

Pursuant to an active private placement memorandum, during the period from July 1, 2017 through September 30, 2017, Monopar sold 448,834 shares of common stock at $6 per share for proceeds of approximately $2.7 million. This financing closed on September 30, 2017.

Issuance of Common Stock in the Gem Transaction

Pursuant to the Gem Transaction, discussed in detail in Note 6 below, the Company issued 3,055,394 shares of its common stock in exchange for cash and intellectual property related to GPX-150 (renamed camsirubicin).